Principal Accounting Policies (Goodwill, Impairment of Long-lived Assets and Indefinite-lived Intangible Assets, Revenue Recognition, Sales and Marketing Expenses, Taxation) (Details) (CNY)	12 Months Ended
	Jun. 30, 2014 entities	Jun. 30, 2013	Jun. 30, 2012
Schedule of Principal Accounting Policies [Line Items]
Number of reporting unit for goodwill impairment testing	1
Impairment loss of goodwill	0	0
Impairment of long-lived assets	0	0	0
Impairment of indefinite-lived assets	0	0	0
Advertising expenses	73,955,000	71,345,000	80,199,000
Applicable rate of business taxes	5.00%
VAT rate	6.00%
Online Recruitment Services [Member] | Minimum [Member]
Schedule of Principal Accounting Policies [Line Items]
Service fulfillment period	1 month
Online Recruitment Services [Member] | Maximum [Member]
Schedule of Principal Accounting Policies [Line Items]
Service fulfillment period	1 year
Assessment Services [Member] | Minimum [Member]
Schedule of Principal Accounting Policies [Line Items]
Service fulfillment period	3 months
Assessment Services [Member] | Maximum [Member]
Schedule of Principal Accounting Policies [Line Items]
Service fulfillment period	1 year